1. Nature of Operations and Going Concern (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Net loss for the period	$ 6,850,918	$ 15,462,945	$ 9,446,454
Cash Flows used in Operating Activities	3,742,326	10,298,791	3,098,972
Accumulated deficit	$ 26,548,238	$ 24,695,723	$ 10,545,535